Shareholders' Deficit	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Shareholders' Deficit
10. Shareholders’ Deficit
Common Stock
On October 28, 2021 in connection with the Business Combination all existing outstanding shares of common stock of Legacy BTX were exchanged for new shares of common stock of the Company at a conversion ratio of
0.9475
% with a par value of $
0.0001
per share. The Company accounted for the Business Combination as a reverse capitalization, and as a result the conversion of common shares was presented as of the earliest period presented with
11,146,510
shares of common stock issued and outstanding as of December 31, 2020. The number of shares of common stock issued and outstanding as of December 31, 2022 and 2021 was
23,851,022
and
23,602,718
, respectively.